23. Provision for legal and administrative proceedings (Details Narrative) R$ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020 BRL (R$)	Aug. 22, 2019 BRL (R$)	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$) Number	Jun. 30, 2020 BRL (R$)	Dec. 31, 2018 BRL (R$)
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	R$ 18,147,562		R$ 18,147,562	R$ 18,395,727
Provision amounts	886,947		R$ 886,947	840,637		R$ 849,408
Payment of social security contributions	15,000
ANATEL [member]
Provision for legal and administrative proceedings [line items]
Percentage of revenue			2.00%
Civil Proceedings - ANATEL [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	1,364		R$ 1,364	1,342
Percentage of revenue			2.00%
Civil Proceedings - Social, Environmental And Infrastructure [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	610		R$ 610	498
Civil Proceedings - Others [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	33,682		33,682	27,039
Civil Proceedings - Former Trade Partners [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	18,634		18,634	12,812
Civil Proceedings - PROCON [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	51,713		R$ 51,713	R$ 31,221
Labor Proceedings - Former Employees [member]
Provision for legal and administrative proceedings [line items]
Number of labour claims | Number			1,873	2,408
Labor Claims - Former Employees [member]
Provision for legal and administrative proceedings [line items]
Number of labour claims | Number			3,038	3,976
Estimated financial effect of contingent liabilities	317,971		R$ 317,971	R$ 459,020
Federal Taxes [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities				4,279,570
Provision amounts	8,355		8,355	9,560	R$ 5,313
Assessed against amount	4,268,212		4,268,212
FUST, FUNTTEL & EBC [member]
Provision for legal and administrative proceedings [line items]
Provision amounts	14,564		14,564	14,564
Tax Claim Federal Taxes - Improper Use of SUDENE Benefits [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	2,715,670		2,715,670	2,672,754
Labor Claims - Closure of the Client Relationship Centers [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	139,429		139,429	14,349
Tax Claim Federal Taxes - Method of Offsetting Tax Losses & Negative Bases [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	193,181		193,181	203,302
Tax Claim Federal Taxes - Collection of CSLL [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	67,572		67,572	66,164
Tax Claim Federal Taxes - Overseas Remittances [member] | TIM Celular S.A. ("TIM Celular") [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	259,088		259,088	256,833
Municipal Taxes [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	740,813		740,813	703,132
State Taxes [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	8,562,352		8,562,352	8,221,808
Provision amounts	15,751		15,751	15,460
Provision of telecommunication services			36,491	23,558
Employee benefits			492,935	887,637
Discount offered	1,128,741		1,128,741	1,053,411
Gratuitous loan			11,125	10,826
Subsidies for the handset			8,767	8,644
CIAP credits			14,912
Partial favorable outcome	254,000		254,000
Acquisition of electricity			134,494	131,057
Tax Contingent Liability [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	399,691		399,691	427,233
Tax Claim State Taxes - Credit Reversal & Late Use of Credit for Purchase of Fixed Assets [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	608,316		608,316	731,864
Tax Claim State Taxes - ICMS Credits Booked & Debits Reversed [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	3,356,501		3,356,501	3,284,473
Tax Claim State Taxes - Penalty Claimed on Errors or Inconsistencies on Ancillary Obligations [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	698,673		698,673	138,684
Nominal amount	362		362	183
Tax Claim State Taxes - Undue ICMS Credit [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	249,271		249,271	198,505
Regulatory Contingent Liability [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	119,076		119,076	707,993
Tax Claim State Taxes - Credits booked For The Return Of Cell Phones On Free Leases [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	197,521		197,521	180,920
Tax Claim Municipal Taxes - Payment of ISS & Punitive Fine For Failure To Pay Alleged Tax [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	150,023		150,023	147,572
Tax Claim Municipal Taxes - Collection Of ISS On Imports Of Services [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	385,536		385,536	300,669
Tax Claim State Taxes - Collection of ICMS Tax on Subscription Services [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	260,447		260,447	249,659
Tax Claim Municipal Taxes - Constitutionality of the Collection of the TFF By Municipal Authorities in Several Locations [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	126,159		126,159	120,503
Tax Claim FUST and FUNTTEL [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	3,014,976		3,014,976	2,991,567
Tax Claim Regulatory Issues [member]
Provision for legal and administrative proceedings [line items]
Estimated financial effect of contingent liabilities	213,026		213,026	252,968
Municipal Taxes [member]
Provision for legal and administrative proceedings [line items]
Cancellation of telecommunications			29,201	32,381
Social Security [member]
Provision for legal and administrative proceedings [line items]
Payment of social security contributions			9,487	22,587
Tax adjustment amount			11,976,959	11,549,274
Unadjusted bonuses, hiring bonuses and incentives			22,829	38,382
Social Security Contribution [member]
Provision for legal and administrative proceedings [line items]
Provision amounts	38,584		R$ 38,584	37,977
Percentage of provision			11.00%
The National Telecommunications Agency [member]
Provision for legal and administrative proceedings [line items]
Provision amounts	R$ 58,988		R$ 58,988	R$ 58,116
Board Of Directors [member] | ANATEL [member]
Provision for legal and administrative proceedings [line items]
Nominal amount		R$ 627,000
Description of additional commitment		Additional commitment to bring mobile broadband through the 4G network to 366 municipalities with less than 30,000 inhabitants reaching over 3.4 million people.
Description of infrastruce implemented		The new infrastructure will be implemented in three years - more than 80% in the first two years -with the sharing regime with the other providers being guaranteed by the Company.